SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                         ------------------------------

                                 CLASSES A AND S

Cash Account Trust:                       DWS Europe Equity Fund                        DWS Massachusetts Tax-Free Fund
  Tax-Exempt Portfolio                    DWS Global Bond Fund                          DWS Micro Cap Fund
    - DWS Tax Free Money Fund Class S     DWS Global Opportunities Fund                 DWS Mid Cap Growth Fund
DWS Balanced Fund                         DWS Global Thematic Fund                      DWS Moderate Allocation Fund
DWS Blue Chip Fund                        DWS GNMA Fund                                 DWS Money Market Prime Series:
DWS California Tax-Free Income Fund       DWS Gold & Precious Metals Fund                   DWS Cash Investment Trust Class A
DWS Capital Growth Fund                   DWS Growth & Income Fund                          DWS Cash Investment Trust Class S
DWS Commodity Securities Fund             DWS Growth Allocation Fund                    DWS New York Tax-Free Income Fund
DWS Communications Fund                   DWS Growth Plus Allocation Fund               DWS RREEF Global Real Estate Securities Fund
DWS Conservative Allocation Fund          DWS Health Care Fund                          DWS RREEF Real Estate Securities Fund
DWS Core Fixed Income Fund                DWS High Income Fund                          DWS S&P 500 Index Fund
DWS Core Plus Allocation Fund             DWS High Income Plus Fund                     DWS Short Duration Fund
DWS Core Plus Income Fund                 DWS High Yield Tax Free Fund                  DWS Short Duration Plus Fund
DWS Disciplined Long/Short Growth Fund    DWS Inflation Protected Plus Fund             DWS Short-Term Municipal Bond Fund
DWS Disciplined Long/Short Value Fund     DWS Intermediate Tax/AMT Free Fund            DWS Small Cap Core Fund
DWS Disciplined Market Neutral Fund       DWS International Fund                        DWS Small Cap Growth Fund
DWS Dreman Concentrated Value Fund        DWS International Equity Fund                 DWS Small Cap Value Fund
DWS Dreman High Return Equity Fund        DWS International Select Equity Fund          DWS Strategic Income Fund
DWS Dreman Mid Cap Value Fund             DWS International Value Opportunities Fund    DWS Technology Fund
DWS Dreman Small Cap Value Fund           DWS Japan Equity Fund                         DWS U.S. Government Securities Fund
DWS Emerging Markets Equity Fund          DWS Large Cap Value Fund                      DWS Value Builder Fund
DWS Emerging Markets Fixed Income Fund    DWS Large Company Growth Fund                 Investors Cash Trust:
DWS Enhanced S&P 500 Index Fund           DWS Latin America Equity Fund                   Treasury Portfolio
DWS Equity 500 Index Fund                 DWS Lifecycle Long Range Fund                     - DWS U.S. Treasury Money Fund Class S
DWS Equity Income Fund                    DWS Managed Municipal Bond Fund
DWS Equity Partners Fund
------------------------------------------------------------------------------------------------------------------------------------


The following information supplements disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses for Class A and Class S shares only:

Subsequent Investments. There is no minimum subsequent investment requirement for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor.







               Please Retain This Supplement for Future Reference



June 12, 2007
DMF-3646

                                                      [DWS SCUDDER LOGO OMITTED]
                                                             Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information of each of the listed funds:

--------------------------------------------------------------------------------

                               Class A and Class S

Cash Account Trust                         DWS Equity Income Fund                       DWS Managed Municipal Bond Fund
 o   Tax-Exempt Portfolio                  DWS Equity Partners Fund                     DWS Massachusetts Tax-Free Fund
     - DWS Tax Free Money Fund Class S     DWS Europe Equity Fund                       DWS Micro Cap Fund
DWS Balanced Fund                          DWS Global Bond Fund                         DWS Mid Cap Growth Fund
DWS Blue Chip Fund                         DWS Global Opportunities Fund                DWS Moderate Allocation Fund
DWS California Tax-Free Income Fund        DWS Global Thematic Fund                     DWS Money Market Prime Series
DWS Capital Growth Fund                    DWS GNMA Fund                                 o  DWS Cash Investment Trust Class A
DWS Commodity Securities Fund              DWS Gold & Precious Metals Fund               o  DWS Cash Investment Trust Class S
DWS Communications Fund                    DWS Growth & Income Fund                     DWS New York Tax-Free Income Fund
DWS Conservative Allocation Fund           DWS Growth Allocation Fund                   DWS RREEF Global Real Estate Securities Fund
DWS Core Fixed Income Fund                 DWS Growth Plus Allocation Fund              DWS RREEF Real Estate Securities Fund
DWS Core Plus Allocation Fund              DWS Health Care Fund                         DWS S&P 500 Index Fund
DWS Core Plus Income Fund                  DWS High Income Fund                         DWS Short Duration Fund
DWS Disciplined Long/Short Growth Fund     DWS High Income Plus Fund                    DWS Short Duration Plus Fund
DWS Disciplined Long/Short Value Fund      DWS High Yield Tax Free Fund                 DWS Short-Term Municipal Bond Fund
DWS Disciplined Market Neutral Fund        DWS Inflation Protected Plus Fund            DWS Small Cap Core Fund
DWS Dreman Concentrated Value Fund         DWS Intermediate Tax/AMT Free Fund           DWS Small Cap Growth Fund
DWS Dreman High Return Equity Fund         DWS International Fund                       DWS Small Cap Value Fund
DWS Dreman Mid Cap Value Fund              DWS International Equity Fund                DWS Strategic Income Fund
DWS Dreman Small Cap Value Fund            DWS International Select Equity Fund         DWS Technology Fund
DWS Emerging Markets Equity Fund           DWS International Value Opportunities Fund   DWS U.S. Government Securities Fund
DWS Emerging Markets Fixed Income Fund     DWS Japan Equity Fund                        DWS Value Builder Fund
DWS Enhanced S&P 500 Index Fund            DWS Large Cap Value Fund                     Investors Cash Trust
DWS Equity 500 Index Fund                  DWS Large Company Growth Fund                 o  Treasury Portfolio - DWS U.S.
                                           DWS Latin America Equity Fund                    Treasury Money Fund Class S
                                           DWS Lifecycle Long Range Fund


The following supplements the "Purchase and Redemption of Shares" section of each of the above-referenced funds' Statement of Additional Information for Class A and Class S shares only:


Minimum Subsequent Investment Policies. For current shareholders there is a $50 minimum investment requirement for subsequent investments in the fund. There is no minimum subsequent investment requirement for investments on behalf of participants in certain fee-based and wrap programs offered through financial intermediaries approved by the Advisor.


               Please retain this supplement for future reference.


June 12, 2007

                                                      [DWS SCUDDER LOGO OMITTED]
                                                             Deutsche Bank Group